Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2018	$ 54,000	$ 3,759,008	$ (36,000)	$ (4,132,069)	$ (89,224)	$ (444,285)
Balance (in Shares) at Dec. 31, 2018	54,000,000		(36,000,000)
Issuance of common stock for cash	$ 2,070	7,470,331				7,472,401
Issuance of common stock for cash (in Shares)	2,070,000
Net loss				(2,243,234)		(2,243,234)
Foreign currency translation adjustment					(30,170)	(30,170)
Balance at Dec. 31, 2019	$ 56,070	11,229,339	$ (36,000)	(6,375,303)	(119,394)	4,754,712
Balance (in Shares) at Dec. 31, 2019	56,070,000		(36,000,000)
Issuance of common stock for service	$ 750	1,004,250				1,005,000
Issuance of common stock for service (in Shares)	750,000
Cancellation of treasury stock	$ (36,000)		$ 36,000
Cancellation of treasury stock (in Shares)	(36,000,000)		36,000,000
Net loss				(3,181,596)		(3,181,596)
Foreign currency translation adjustment					117,687	117,687
Balance at Dec. 31, 2020	$ 20,820	12,233,589		(9,556,899)	(1,707)	2,695,803
Balance (in Shares) at Dec. 31, 2020	20,820,000
Issuance of common stock for cash	$ 9,300	16,627,900				16,637,200
Issuance of common stock for cash (in Shares)	9,300,000
Issuance of common stock for service	$ 1,250	1,023,111				1,024,361
Issuance of common stock for service (in Shares)	1,250,000
Net loss				(7,050,755)		(7,050,755)
Foreign currency translation adjustment					45,115	45,115
Balance at Dec. 31, 2021	$ 31,370	$ 29,884,600		$ (16,607,654)	$ 43,408	$ 13,351,724
Balance (in Shares) at Dec. 31, 2021	31,370,000